Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt Tables [Abstract]
Schedule Of Unsecured Debt Instruments [Text Block]
	2010	2009
	$	$

Unsecured

Debt carried at fair value

Mandatory convertible bonds - issued September 2010(1)	874	-
Quarterly coupon of 6 percent per annum. The bonds are convertible into ADS's in September 2013 and are US dollar-based. The bonds are convertible into a variable number of shares as set forth in the indenture.

Accrued interest included in short-term debt	(2)	-
Long-term debt at fair value	872	-

Debt carried at amortized cost

Rated bonds - issued April 2010(2)	1,006	-
The rated bonds have two components, $700 million 10-year bonds and $300 million 30-year bonds. Semi-annual coupons of 5.375 percent per annum on $700 million 10-year bonds and 6.5 percent per annum on $300 million 30-year bonds. The $700 million 10-year bonds are repayable in April 2020 and the $300 million 30-year bonds are repayable in April 2040. The bonds are US dollar-based.

Syndicated loan facility ($1.0 billion)(3)	50	-
Interest charged at LIBOR plus 1.75 percent per annum. The loan is repayable in April 2014 and is US dollar-based.

Syndicated loan facility ($1.15 billion)(4)	-	1,025
Interest charged at LIBOR plus 0.4 percent per annum. Loan was repaid in June 2010 and was US dollar-based.

3.5 % Convertible bonds(5)	633	609
Semi-annual coupon of 3.5 percent per annum. The bonds are convertible, at the holders’ option, into ADSs up to May 2014 and are US dollar-based. The bonds are convertible at an initial conversion price of $47.6126 per ADS.

FirstRand Bank Limited loan facility (R1.5 billion)	107	-
Interest charged at JIBAR plus 0.95 percent per annum. Loan is repayable in May 2011 and is ZAR-based.

2009 Term Facility(6)	-	252
Interest charged at a margin of 4.25 percent per annum over the higher of the applicable LIBOR and the lenders' cost of funds (subject to a cap of LIBOR plus 1.25 percent per annum). Loan was repaid in May 2010 and was US dollar-based.

Grupo Santander Brasil	5	8
Interest charged at LIBOR plus 1.45 percent per annum. Loan is repayable in quarterly installments terminating in September 2011 and is US dollar-based.

Grupo Santander Brasil	4	6
Interest charged at 6 percent per annum. Loans are repayable in monthly installments terminating in November 2013 and April 2014 and are Brazilian real-based.

Schedule Of Secured Debt Instruments [Text Block]
	2010	2009
	$	$

Secured
Capital leases
Turbine Square Two (Proprietary) Limited(7)	39	35
The leases are capitalized at an implied interest rate of 9.8 percent per annum. Lease payments are due in monthly installments terminating in March 2022 and are ZAR-based. The buildings financed are used as security for these loans. Refer to Note 13.

Caterpillar Financial Services Corporation(7)	13	16
Interest charged at an average rate of 5.46 percent per annum. Loans are repayable in monthly installments terminating in January 2015 and are US dollar-based. The equipment financed is used as security for these loans. Refer to Note 13.

Mazuma Capital Corporation(7)	4	7
Interest charged at an average rate of 5.6 percent per annum. Loans are repayable in monthly installments terminating in November 2012 and are US dollar-based. The equipment financed is used as security for these loans. Refer to Note 13.

CSI Latina Arrendamento Mercantil S.A.(7)	2	1
Interest charged at a rate of 3.3 percent per annum. Loans are repayable in monthly installments terminating in June 2013 and are Brazilian real-based. The equipment financed is used as security for these loans. Refer to Note 13.

Total debt at amortized cost	1,863	1,959
Current maturities included in short-term debt	(133)	(1,292)
Long-term debt at amortized cost	1,730	667

Certain long-term debt facilities are subject to debt covenant arrangements for which no breaches have occurred.

Schedule Of Maturities Of Long Term Debt Table [Text Block]

Scheduled minimum total debt maturities are:
2011	135
2012	8
2013	877
2014	685
2015	2
Thereafter	1,030
2,737

Schedule Of Debt Instruments Currencies [Text Block]
The currencies in which the borrowings are denominated are as follows:
United States dollars	2,585	1,917
South African rands	146	35
Brazilian real	6	7
	2,737	1,959

Schedule Of Undrawn Debt Instruments [Text Block]
	2010	2009
	$	$

Undrawn borrowing facilities as at December 31 are as follows:
Syndicated loan facility ($1.0 billion) - US dollar	950	-
Syndicated loan facility ($1.15 billion) - US dollar	-	125
Standard Chartered PLC (2009 Revolving Credit Facility) - US dollar	-	250
FirstRand Bank Limited - US dollar	50	50
Absa Bank Limited - US dollar	42	42
Nedbank Limited - US dollar	-	2
FirstRand Bank Limited - rands	139	30
Standard Bank of South Africa Limited - rands	28	25
Nedbank Limited - rands	18	14
Absa Bank Limited - rands	5	4
	1,232	542

Schedule Of Rated Bonds Debt [Text Block]
		2010	2009
		$	$

(2)	Rated bonds
	Senior unsecured fixed rate bonds	1,000	-
	Less: Unamortized discount	(6)	-
	Add: Accrued interest	12	-
		1,006	-

	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Schedule Of Line Of Credit Facilities [Text Block]
(3)	Syndicated loan facility ($1.0 billion)
	Drawn down	50	-
	Add: Accrued interest	-	-
		50	-

On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders to replace the existing $1.15 billion syndicated facility. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. A commitment fee of 0.70 percent is payable quarterly in arrears on the undrawn portion of the facility.

(4)	Syndicated loan facility ($1.15 billion)
	Drawn down	-	1,025
		-	1,025
	In December 2007, the Company entered into a three year $1.15 billion unsecured syndicated borrowing facility, at a margin of 0.4 percent over LIBOR. On April 20, 2010, the Company entered into a $1.0 billion four year revolving credit facility to replace the $1.15 billion syndicated loan facility. During the second quarter of 2010, the Company applied proceeds from the rated bonds issued in April 2010, to repay the $1.15 billion syndicated facility.

	During the year ended December 31, 2010, the Company drew down and repaid the following amounts:
	Amount drawn down under the $1.15 billion facility	35
	Amount repaid under the $1.15 billion facility	1,060

Schedule Of Convertible Debt [Text Block]
		2010	2009
		$	$

(5)	3.5% Convertible bonds
	Senior unsecured fixed rate bonds	630	607
	Add: Accrued interest	3	2
		633	609

	The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

	The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

	Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion.

	The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

	The associated derivative liability (which has been accounted for separately) are summarized as follows:

	Convertible bond derivative liability

	Balance at beginning of period	175	142
	Fair value movements on conversion features of convertible bonds	1	33
	Balance at end of period	176	175

Schedule Of Term Facilities [Text Block]

(6)	2009 Term Facility
	Drawn down	-	250
	Add: Accrued interest	-	2
		-	252

Capital Leases In Financial Statements Of Lessee Disclosure Text Block

(7)	Capital leases

	Capital leases are for specific periods, with terms of renewal but no purchase options. Renewals are at the discretion of the entity that holds the lease.

	Property, plant and equipment, allocated to Buildings and mine infrastructure, includes the following assets under capital leases:

		2010		2009
		Cost	Accumulated depreciation	Cost	Accumulated depreciation
		$	$	$	$

	Turbine Square Two (Proprietary) Limited	37	9	33	6
	Caterpillar Financial Services Corporation	15	2	16	-
	Mazuma Capital Corporation	8	2	7	1
	CSI Latina Arrendamento Mercantil S.A.	3	2	2	1
		63	15	58	8

	Amortization charges relating to capital leases are included in Depreciation, depletion and amortization expense.

Future minimum lease payments under all the above capital leases together with the present value of minimum lease payments as of December 31, 2010 are:

2010
$

2011	10
2012	11
2013	8
2014	9
2015	6
Thereafter	48
Total minimum lease payments	92
Less interest	34
Present value of net minimum lease payments	58
Less current portion	6
Long-term capital lease obligation	52